Pension Plans and Other Postretirement Benefits (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.75%
Year that the rate reaches the ultimate trend rate	2018	2017
Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	5.00%	5.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2012	2012